Related Party Transactions (Details Narrative) (10-K) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Proceeds from advance from related party			$ 75,000		$ 50,000
Repayment of related party					125,000
Advertising expense	$ 102,606	$ 91,495		482,811	86,098
Accounts payable to releated party	387,978			334,471	0
Notes payable	3,233,087			2,690,181	909,889
Unsecured Notes One [Member]
Notes payable	$ 880,000			790,000	445,000
Majority Stockholder [Member]
Paid management fees				205,000	286,300
Advertising expense				$ 334,471	$ 0